Unit-Based Compensation (Narrative) (Details)	1 Months Ended
Sep. 30, 2013 director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of non-employee directors	3
Phillips 66 Partners LP 2013 Incentive Compensation Plan [Member] | Phantom Units [Member] | Non Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of phantom units granted	2,171
Phillips 66 Partners LP 2013 Incentive Compensation Plan [Member] | Common Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common units that may be delivered under the ICP Plan	2,500,000